Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales and other income	$ 4,845	$ 3,821
Product sales	4,791	3,791
Interest, dividends and other	54	30
Cost and expenses	3,226	3,624
Production costs	2,151	1,877
Exploration costs	196	157
Related party transactions	(8)	(13)
General and administrative	207	150
Royalties	142	96
Market development costs	6	9
Depreciation, depletion and amortization	583	514
Impairment of assets (see note D)	14	32
Interest expense	135	102
Accretion expense	21	16
Employment severance costs	10	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other (see note F)	(32)	33
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	637
Income from continuing operations before income tax and equity income in associates	1,619	197
Taxation expense (see note H)	(452)	(127)
Equity income in associates	53	48
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	1,220	118
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	1,184	82
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 3.09	$ 0.22
Net Income per diluted ordinary share	$ 2.77	$ 0.22
Ordinary shares Weighted Shares	382,918,604	364,236,067
Ordinary shares - diluted Shares	417,764,833	365,394,902
Dividend declared per ordinary share (cents)	$ 0.23	$ 0.18
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 4	$ 0
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 1.55	$ 0.11
Net Income per diluted ordinary share	$ 1.43	$ 0.11
Ordinary shares Weighted Shares	2,958,298	3,305,316
Ordinary shares - diluted Shares	2,958,298	3,305,316
Dividend declared per ordinary share (cents)	$ 0.12	$ 0.09

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Current assets	$ 2,414	$ 1,997
Cash and cash equivalents	1,075	575
Restricted cash	38	10
Receivables	280	298
Trade	54	53
Recoverable taxes, rebates, levies and duties	114	156
Related parties	1	3
Other	111	86
Inventories (see note C)	847	792
Materials on the leach pad (see note C)	97	91
Derivatives	0	1
Deferred taxation assets	76	214
Assets held for sale	1	16
Property, plant and equipment, net	5,811	5,926
Acquired properties, net	781	836
Goodwill and other intangibles, net	194	197
Other long-term inventory (see note C)	54	27
Materials on the leach pad (see note C)	367	331
Other long-term assets (see note M)	1,029	1,073
Deferred taxation assets	36	1
Total assets	10,686	10,388
LIABILITIES AND EQUITY
Current liabilities	952	1,004
Accounts payable and other current liabilities	740	732
Short-term debt	45	133
Short-term debt at fair value (see note E)	2	2
Tax payable	165	134
Liabilities held for sale	0	3
Other non-current liabilities	66	69
Long-term debt (see note E)	1,688	1,730
Long-term debt at fair value (see note E)	769	872
Derivatives	78	176
Deferred taxation liabilities	1,152	1,200
Provision for environmental rehabilitation	546	530
Provision for labor, civil, compensation claims and settlements	33	38
Provision for pension and other post-retirement medical benefits	154	180
Commitments and contingencies	0	0
Equity	5,248	4,589
Share capital - 600,000,000 (2010 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,384,598 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,400,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,717	8,670
Accumulated deficit	(2,770)	(3,869)
Accumulated other comprehensive income (see note K)	(884)	(385)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	5,112	4,466
Noncontrolling interests	136	123
Total liabilities and equity	$ 10,686	$ 10,388

Statement of Financial Position (Parentheticals) (ZAR)	Sep. 30, 2011	Dec. 31, 2010
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	381,384,598	380,769,139
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,400,000	1,120,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 1,951	$ 541
Net income/(loss)	1,220	118
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	48
Depreciation, depletion and amortization	583	514
Impairment of assets	14	32
Deferred taxation	182	97
Cash Utilized For Hedge Book Settlements	0	(1,550)
Movement in non-hedge derivatives and bonds	(199)	1,471
Equity income in associates	(53)	(48)
Dividends received from associates	78	104
Other non cash items	19	27
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	50	25
Effect of changes in operating working capital items:
Receivables	(8)	(98)
Inventories	(119)	(126)
Accounts payable and other current liabilities	154	(73)
Net cash (used)/generated in investing activities	(1,103)	(1,268)
Increase in non-current investments	(215)	(120)
Additions to property, plant and equipment	(939)	(623)
Proceeds on sale of mining assets	12	67
Expenditure on intangible assets	(6)	0
Proceeds on sale of investments	79	62
Proceeds on sale of associate	0	0
Cash outflows from derivatives purchased	0	(670)
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	(13)	(7)
Loans receivable repaid	3	0
Cash of subsidiary disposed	(11)	0
Change in restricted cash	(22)	23
Net cash generated/(used) by financing activities	(253)	916
Repayments of debt	(259)	(1,318)
Issuance of stock	3	793
Share issue expenses	0	(16)
Proceeds from debt	106	2,040
Debt issue costs	0	(34)
Cash (outflows)/inflows from derivatives with financing	0	(453)
Dividends paid to common stockholders	(89)	(67)
Dividends paid to noncontrolling interests	(14)	(29)
Net increase/(decrease) in cash and cash equivalents	595	189
Effect of exchange rate changes on cash	(106)	49
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - September 30,	1,075	1,338
Cash and cash equivalents - January 1, 2011	$ 586

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)	$ (3,914)	$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	118				82		36
Translation (Loss)/Gain	102			100			2
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	20			20
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	18			18
Release on disposal of available-for-sale financial assets during the period, net of tax	(4)			(4)
Other Comprehensive Income	136
Comprehensive Income	254
Stock issues as part of equity offering value	773	1	772
Stock issued as part of equity offering (shares)		18,140,000
Stock Issues As Part Of Share Incentive Scheme (Shares)		585,408
Stock Issues As Part of Share Incentive Scheme (Values)	22	0	22
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	12	0	12
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		(280,000)
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		95,253
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	4	0	4
Stock based compensation expense	7		7
Dividends Cash	(104)				(67)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(37)
Closing balance at Sep. 30, 2010	4,413	13	8,653	(520)	(3,899)	37	129
Closing balance (shares) at Sep. 30, 2010		381,515,468
Opening balance at Dec. 31, 2010	4,589	13	8,670	(385)	(3,869)	37	123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	1,220				1,188		32
Translation (Loss)/Gain	(442)			(436)			(6)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	(82)			(82)
Release on disposal of available-for-sale financial assets during the period, net of tax	1			1
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	18			18
Other Comprehensive Income	(505)
Comprehensive Income	715
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		594,092
Stock Issues As Part of Share Incentive Scheme (Values)	23	0	23
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		3,375
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	9	0	9
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		17,992
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	14		14
Dividends Cash	(102)				(89)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(13)
Closing balance at Sep. 30, 2011	$ 5,248	$ 13	$ 8,717	$ (884)	$ (2,770)	$ 36	$ 136
Closing balance (shares) at Sep. 30, 2011		382,784,598

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Schedule of Available-for-sale Securities [Line Items]
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	$ (82)	$ 18
Statement Of Shareholders Equity [Abstract]
Cash Flow Hedge Gain Loss Reclassify To Earnings Net		32
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	11	0
Release On Disposal Of Available For Sale Financial Asset During Period,Tax	0	2
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	0
American Depositary Share Stated Value Per Shares Issued [Per Share]	$ 43.5
International Tower Hill Mines Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	$ (60)

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

The balance sheet as at December 31, 2010 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2010.

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

Accounting Developments	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Recently issued pronouncements

Goodwill impairment testing

In September 2011, the FASB issued updated guidance which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The guidance also includes examples of the types of events and circumstances to consider in conducting the qualitative assessment. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company's financial statements. In November 2011, the FASB issued a proposal to defer the requirement in the guidance to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	187	184
Gold on hand (doré/bullion)	55	77
Ore stockpiles	398	324
Uranium oxide and sulfuric acid	25	43
Supplies	279	255
	944	883
Less: Materials on the leach pad(1)	(97)	(91)
	847	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	367	331
Ore stockpiles	54	27
	421	358
Less: Materials on the leach pad(1)	(367)	(331)
	54	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	9 Months Ended
Sep. 30, 2011
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Impairment of abandoned shaft pillar development at TauTona	9	-
Write-off of mining assets at Savuka	3	9
Impairment of Tau Lekoa (classified as held for sale in 2010)	-	8

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	-
Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	4

Americas

Write-off of mining assets at Serra Grande	-	3
	14	32

Debt	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2010

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the nine months ended September 30, 2011, the Company drew down $100 million and repaid $150 million under this facility.

	Details of the revolving credit facility are summarized as follows:

		At September 30, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2010

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	950	50
				1,000	950	50

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Debt carried at amortized cost (continued)

FirstRand Bank Limited short-term loan facility (3)
During the first quarter of 2011, the Company repaid an amount of $99 million and terminated its short-term loan facility, entered into during November 2010, with FirstRand Bank Limited. The loan was ZAR based.

(3)	Outstanding amounts bear interest at a margin of 0.95 percent over the Johannesburg Interbank Agreed Rate ("JIBAR").

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	650	630
Accrued interest	9	3
	659	633

Convertible bond derivative liability
Balance at beginning of period	176	175
Fair value movements on conversion features of convertible bonds	(98)	1
Balance at end of period	78	176

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative loss and movement on bonds in the income statement. See note G.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at September 30, 2011, the actual share price was $41.36.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	769	872
Accrued interest included in short-term debt at fair value	2	2
	771	874

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	9 Months Ended
Sep. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Impairment of investments (1)	18	-
Indirect tax expenses and legal claims (2)	13	11
Mandatory convertible bonds underwriting and professional fees	-	26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	15
Impairment of other receivables	1	8
Royalties received (3)	(71)	(2)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	(2)	-
Mining contractor termination costs	-	1
Net insurance claim recovery (5)	-	(15)
Profit on disposal of investments	-	(6)
Recovery on consignment inventory	-	(5)

	(32)	33

Taxation expense/(benefit) on above items	13	(4)

(1) Impairment of investments include (see note M):
First Uranium Corporation (South Africa)	16
Village Main Reef Limited (South Africa)	2

(2) Indirect taxes and legal claims are in respect of:
Ghana	5
Guinea	7	5
Namibia	1
Tanzania		6

(3) Included in royalties received are royalties from Newmont Mining Corporation (2009 sale of Boddington Gold mine), Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine) and the sale of AngloGold Ashanti Ghana Limited's interests in a royalty stream related to the Ayanfuri Mine to Franco Nevada Corporation for $35 million during June 2011.

(4) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(5) On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The Company recovered $42 million from its insurers. Amounts received during the nine months ended September 30, 2010 included:

Business interruption recoveries		(15)
Reimbursement of costs (included in Production costs)		(16)

Non-Hedge Derivative Gain	9 Months Ended
Sep. 30, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative (gain)/loss

(Gain)/loss on non-hedge derivatives	(97)	585

The net gain recorded in the nine months ended September 30, 2011 relates to the fair value movements of the conversion features of convertible bonds and the warrants on shares.

During the latter part of 2010, the Company eliminated its gold hedge book. The final phase of the hedge restructuring was funded with proceeds from the equity offering and the three-year mandatory convertible bonds issued in September 2010, as well as cash from internal sources and debt facilities.

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Movement on bonds

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value (gain)/loss on mandatory convertible bonds	(102)	52

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.

Income Tax	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the nine months ended September 30, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	270	30
Charge for deferred taxation (2)	182	97
	452	127

Income from continuing operations before income tax and equity income in associates	1,619	197

(1) The higher current taxation is mainly due to higher earnings and foreign exchange differences for the nine months ended September 30, 2011.

(2) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa, partly negated by the reversal of valuation allowances in North America due to the fulfillment of recognition requirements of FASB ASC guidance during the third quarter of 2011. Deferred taxation in 2010 included tax credits from the close out of the hedge book effected during the latter part of the year.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	52	149
Additions for tax positions identified in prior years	7	8
Reductions for tax positions identified in prior years	-	(113)
Translation	(10)	8
Balance at end of period (1)	49	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2011		5
Interest accrued as at September 30, 2011		11

Segment Information	9 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among, operations.

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,916	731
Continental Africa	1,801	801
Australasia	285	178
Americas	1,109	440
Other, including Corporate and Non-gold producing subsidiaries	13	1
	5,124	2,151
Less: Equity method investments included above	(279)	(244)
Plus: Loss on realized non-hedge derivatives included above	-	1,914
Total revenues	4,845	3,821

Segment income/(loss)
South Africa	725	521
Continental Africa	709	359
Australasia	34	98
Americas	546	396
Other, including Corporate and Non-gold producing subsidiaries	(132)	(176)
Total segment income	1,882	1,198

The following are included in segment income/(loss):

Interest revenue
South Africa	20	15
Continental Africa	1	2
Australasia	3	1
Americas	4	7
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	29	26

Interest expense
South Africa	4	3
Continental Africa	-	4
Americas	2	3
Other, including Corporate and Non-gold producing subsidiaries	129	92
Total interest expense	135	102

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	74	52
Other, including Corporate and Non-gold producing subsidiaries	(19)	(3)
Total equity income in associates	53	48

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,882	1,198
Exploration costs	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82

	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	2,933	3,370
Continental Africa	4,294	4,093
Australasia	564	534
Americas	2,449	2,170
Other, including Corporate and Non-gold producing subsidiaries	446	221
Total segment assets	10,686	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Income(Loss) Per Share Data	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	1,095	15
E Ordinary shares undistributed income	4	-
Total undistributed income	1,099	15

Ordinary shares distributed income	89	67
E Ordinary shares distributed income	-	-
Total distributed income	89	67

Numerator - Net income

Attributable to Ordinary shares	1,184	82
Attributable to E Ordinary shares	4	-
Total attributable to AngloGold Ashanti	1,188	82

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	1,184	82
Interest expense on convertible bonds	53	-
Amortization of issue cost and discount on convertible bonds	23	-
Fair value adjustment on convertible bonds included in income	(102)	-
Income used in calculation of diluted earnings per ordinary share	1,158	82

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,471,126	363,135,881
Fully vested options(1)	1,447,478	1,100,186
Weighted average number of ordinary shares	382,918,604	364,236,067

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,321,614	1,158,835
Dilutive potential of convertible bonds(2)	33,524,615	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	417,764,833	365,394,902

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,958,298	3,305,316

(1)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income per common share for the nine months ended September 30, 2010 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	2010: Issuable upon the exercise of convertible bonds	15,384,615

Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(436)	100
Financial instruments	(63)	34
Total accumulated other comprehensive income	(884)	(520)

Total accumulated other comprehensive income includes the following:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	28	89
Total losses in respect of available for sale financial assets, net of tax	(2)	-

Comprehensive income consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	1,220	118
Translation (loss)/gain	(442)	102
Financial instruments	(63)	34
Total comprehensive income	715	254

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	689	216
Noncontrolling interests	26	38
	715	254

Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Nine months ended September 30,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	1	5	1
Interest cost	17	11	14	10
Expected return on plan assets	(22)	-	(19)	-
Net periodic benefit cost	-	12	-	11

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the nine months ended September 30, 2011	7

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.

Other Long-Term Assets	9 Months Ended
Sep. 30, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	7
Investments in associates - listed	6	3
Investments in equity accounted joint ventures	661	601
Carrying value of equity method investments	672	611

Investment in marketable equity securities - available for sale	90	124
Investment in marketable debt securities - held to maturity	8	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	84	89
Restricted cash	22	33
Other non-current assets	142	192
	1,029	1,073

Investments in associates

During the nine months ended September 30, 2011, the Company fully impaired its investment in Orpheo (Proprietary) Limited. An impairment loss of $2 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for 2011.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	53	35
Gross unrealized gains	39	89
Gross unrealized losses	(2)	-
Fair value (net carrying value)	90	124

Investments in marketable equity securities includes an acquisition on July 22, 2011 of 47,065,916 shares (or approximately 19.79 percent) in First Uranium Corporation (“First Uranium”), a Canadian incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing aggregate consideration of $30 million.
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments recognized. See note F. (1)	18	-

Proceeds on disposal of available for sale securities (2)	2	9

The Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

(1)	Impairments relating to available for sale investments in marketable equity securities included:

	First Uranium Corporation (South Africa)	16	-

	Village Main Reef Limited (South Africa)	2	-

	The impairments resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

(2)	During 2011 and 2010, the Company disposed of certain equity investments held by the Environmental Rehabilitation Trust Fund and its shares held in Red 5 Limited, respectively.

	Reclassification of fair value adjustments to the income statement	1	(6)

	Related taxation	-	2

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2011

Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(2)	-	(2)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		At September 30,	At December 31,
		2011	2010
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $10 million (2010: $14 million) and gross unrealized gains of $2 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (3)

	Investment in non-marketable debt securities - held to maturity	84	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at September 30, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	84

	Restricted cash	22	33
	Restricted cash represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $19 million (2010: $8 million) are included in other long-term assets and loans of $1 million (2010: $nil million) are included in other debtors. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(3)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

Derivative Instruments	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in (gain)/loss on non-hedge derivatives in the income statement during the nine months ended September 30, 2011 was $nil million (2010: $nil million). As at September 30, 2011, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at September 30, 2011 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A gain on non-hedge derivatives of $97 million was recorded in the nine months ended September 30, 2011 (2010: loss of $585 million). See note G “Non-hedge derivative (gain)/loss and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company historically utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program during 2010 and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At September 30, 2011, there were no net forward sales contracts, net call options sold and net put options sold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at September 30, 2011, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2011 amounts to $182 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2011.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at September 30, 2011 and December 31, 2010, are as follows (assets (liabilities)):

	September 30, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,075	1,075	575	575
Restricted cash	60	60	43	43
Short-term debt	(45)	(45)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,688)	(1,824)	(1,730)	(2,059)
Long-term debt at fair value	(769)	(769)	(872)	(872)
Derivatives	(78)	(78)	(175)	(175)
Marketable equity securities - available for sale	90	90	124	124
Marketable debt securities - held to maturity	8	10	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	84	84	89	89

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative assets/(liabilities) split by accounting designation

At September 30, 2011
(unaudited)
(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

		At September 30, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(78)	(78)
Total derivatives		(78)	(78)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Non-hedge derivative (gain)/loss and movement on bonds recognized
		Nine months ended September 30,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of (gain)/loss in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	336
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	1,555
Forward sales agreements - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	11
Option contracts - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	(3)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	15
		-	1,914

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	150
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	(1,430)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	(13)
Option component of convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(98)	(40)
Warrants on shares	Non-hedge derivative (gain)/loss and movement on bonds	1	4
Fair value movement on mandatory convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(102)	52
		(199)	(1,277)

Non-hedge derivative (gain)/loss and movement on bonds		(199)	637

Other comprehensive income
Nine months ended September 30, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		52		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2011
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	286
Authorized by the directors but not yet contracted for	1,237
1,523
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At September 30,
2011
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	84
Other tax disputes - Brazil (4)	35
Indirect taxes - Ghana (5)	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-
Royalty - Tau Lekoa Gold Mine (8)	-

Financial guarantees

Oro Group surety (9)	12
AngloGold Ashanti USA reclamation bonds (10)	101
AngloGold Ashanti environmental guarantees (11)	148
Guarantee provided for revolving credit facility (12)	-
Guarantee provided for mandatory convertible bonds (13)	791
Guarantee provided for rated bonds (14)	1,026
Guarantee provided for convertible bonds (15)	742

Hedging guarantees
Gold delivery guarantees (16)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (17)	-
Geita Management Company Limited ("GMC") hedging guarantees (18)	-

2,950

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At September 30,
		2011
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	52
	Second assessment	32
		84

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	9

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	26
		35

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	11

(6)	ODMWA litigation

	The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeals in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited. A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011.

	Following the judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti.

	The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too would be defended by the Company and adjudicated by the courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made for this possible obligation.

		At September 30,
		2011
		(unaudited)
		(in US Dollars, millions)

(7)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties received and receivable to date.	35

(8)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets.

	Royalties received in cash during the nine months ended September 30, 2011.	3

(9)	Oro Group surety	12

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(10)	AngloGold Ashanti USA reclamation bonds	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At September 30,
2011
(unaudited)
(in US Dollars, millions)

(11)	AngloGold Ashanti environmental guarantees	148

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.

	The total amount outstanding under this facility as at September 30, 2011 amounted to:	-

(13)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(14)	Guarantee provided for rated bonds	1,026

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(15)	Guarantee provided for convertible bonds	742

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(16)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At September 30, 2011 the Company had no open gold hedge contracts.

(17)	ATS hedging guarantees	-

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At September 30, 2011 the Company had no open gold hedge contracts.

At September 30,
2011
(unaudited)
(in US Dollars, millions)

(18)	GMC hedging guarantees	-

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At September 30, 2011 the Company had no open gold hedge contracts.

	Vulnerability from concentrations

	There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

	The recoverable value added tax and fuel duties are summarized as follows:
	Recoverable value added tax due to the Company	44
	Recoverable fuel duties due to the Company (1)	73

(1)	Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Share Incentive Scheme	9 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Restructuring of ESOP and Black Economic Empowerment Transaction

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (“Bokamoso ESOP”) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

On April 14, 2011, AngloGold Ashanti Limited, the National Union of Mineworkers (“NUM”), Solidarity, The Union (“UASA”), Izingwe Holdings (Proprietary) Limited and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded respectively between the Company and the unions, and the Company and Izingwe Holdings (Proprietary) Limited (“Izingwe”) in 2006.

This restructuring was motivated by the fact that share price performance since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E shares (otherwise known to participants as loan shares), which operate essentially as share appreciation rights, vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this situation in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti shareholders, the scheme was restructured as follows:

All lapsed loan shares that vested without value were reinstated;

The strike (base) price was fixed at R320 per share for the Bokamoso ESOP and R330 for Izingwe;

The notional interest charge fell away;

As before, 50 percent of any dividends declared will be used to reduce the strike price;

As before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and

The life span of the scheme was extended by an additional one year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E shares has been set at R40 each and a maximum payout of R70 each per E Share for Izingwe and R90 each for members of the Bokamoso ESOP (i.e. employees), plus the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti and its shareholders.

The total incremental fair value of awards granted were R29.14 per share and will be included in earnings up to the vesting date in 2014. The Company recorded an incremental charge of $10 million to earnings during the nine months ended September 30, 2011 as a result of the restructuring.

Declaration of Dividends	9 Months Ended
Sep. 30, 2011
Dividends [Abstract]
Declaration of Dividend [Text Block]
	Details of the final dividends of 2010 and interim dividends of 2011 are set forth in the table below:

		Ordinary shareholders				E ordinary shareholders
		Final dividend	Interim dividends			Final dividend	Interim dividends
		2010	2011	2011		2010	2011	2011

	Declaration date	Feb 15, 2011	Aug 2, 2011	Nov 7, 2011		Feb 15, 2011	Aug 2, 2011	Nov 7, 2011
	Record date	Mar 11, 2011	Sep 2, 2011	Dec 2, 2011		Mar 11, 2011	Sep 2, 2011	Dec 2, 2011
	Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		Mar 18, 2011	Sep 9, 2011	Dec 9, 2011
	Payment date - CDIs	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		-	-	-
	Payment date - GhDSs	Mar 21, 2011	Sep 12, 2011	Dec 12, 2011	(1)	-	-	-
	Payment date - ADSs	Mar 28, 2011	Sep 19, 2011	Dec 19, 2011	(1)	-	-	-

	Dividend amount per share (US cents)	11.260	12.081	11.441	(2)	5.630	6.041	5.721	(2)
	Dividend amount per share (South African cents)	80.0	90.0	90.0		40.0	45.0	45.0

(1)	Approximate payment date.

(2)	Approximate amount.
	During the third quarter of 2011, the Company changed its timing of dividend payments to quarterly rather than half-yearly.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	9 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,075			1,075
Marketable equity securities	90			90
Mandatory convertible bonds	(771)			(771)
Option component of convertible bonds		(78)		(78)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

The conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2011

Market quoted bond price (percent)	109.250
Fair value of bond excluding conversion feature (percent)	98.670
Fair value of conversion feature (percent)	10.580
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

			Nine months ended September 30,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. See note D. This resulted in a loss, which is included in earnings, of:					14

During the nine months ended September 30, 2011, the Company fully impaired its equity method investment in Orpheo (Proprietary) Limited. See note M. This resulted in a loss, which is included in equity income in associates, of:					2

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(14)
Investment in associates	-				(2)
	-	-	-	-	(16)

Supplemental Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	2,007	-	2,983	(145)	4,845

Product sales	1,889	-	2,902	-	4,791
Interest, dividends and other	118	-	81	(145)	54

Costs and expenses	1,943	85	660	538	3,226

Production costs	824	-	1,327	-	2,151
Exploration costs	13	14	169	-	196
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	186	36	17	(32)	207
Royalties paid	54	-	88	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Interest expense	4	52	79	-	135
Accretion expense	9	-	12	-	21
Employment severance costs	7	-	3	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	564	(17)	(1,149)	570	(32)
Non-hedge derivative gain and movement on bonds	-	-	(199)	-	(199)

Income/(loss) before income tax provision	64	(85)	2,323	(683)	1,619
Taxation expense	(225)	(1)	(226)	-	(452)
Equity income in associates	47	6	-	-	53
Equity income/(loss) in subsidiaries	1,353	656	-	(2,009)	-
Income/(loss) from continuing operations	1,239	576	2,097	(2,692)	1,220
Preferred stock dividends	(51)	-	(52)	103	-
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Less: Net income attributable to noncontrolling interests	-	-	(32)	-	(32)

Net income/(loss) - attributable to AngloGold Ashanti	1,188	576	2,013	(2,589)	1,188

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,634	(2)	2,296	(107)	3,821

Product sales	1,553	-	2,238	-	3,791
Interest, dividends and other	81	(2)	58	(107)	30

Costs and expenses	1,252	394	2,312	(334)	3,624

Production costs	784	-	1,093	-	1,877
Exploration costs	6	8	143	-	157
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	109	(6)	39	8	150
Royalties paid	21	-	75	-	96
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Interest expense	3	50	49	-	102
Accretion expense	7	-	9	-	16
Employment severance costs	12	-	2	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	342	25	(342)	33
Non-hedge derivative loss and movement on bonds	40	-	597	-	637

Income/(loss) before income tax provision	382	(396)	(16)	227	197
Taxation benefit/(expense)	39	(1)	(165)	-	(127)
Equity income in associates	48	-	-	-	48
Equity (loss)/income in subsidiaries	(336)	(163)	-	499	-
Income/(loss) from continuing operations	133	(560)	(181)	726	118
Preferred stock dividends	(51)	-	(51)	102	-
Net income/(loss)	82	(560)	(232)	828	118
Less: Net income attributable to noncontrolling interests	-	-	(36)	-	(36)

Net income/(loss) - attributable to AngloGold Ashanti	82	(560)	(268)	828	82

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	860	2,323	3,339	(4,108)	2,414
Cash and cash equivalents	471	325	279	-	1,075
Restricted cash	1	-	37	-	38
Receivables, inter-group balances and other current assets	388	1,998	3,023	(4,108)	1,301
Property, plant and equipment, net	1,837	-	3,974	-	5,811
Acquired properties, net	168	-	613	-	781
Goodwill	6	-	188	(16)	178
Other intangibles, net	-	-	16	-	16
Other long-term inventory	-	-	54	-	54
Materials on the leach pad	-	-	367	-	367
Other long-term assets and deferred taxation assets	4,061	3,484	897	(7,377)	1,065

Total assets	6,932	5,807	9,448	(11,501)	10,686

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	851	1,571	2,978	(4,448)	952
Other non-current liabilities	49	-	60	(43)	66
Long-term debt	32	994	1,431	-	2,457
Derivatives	-	-	78	-	78
Deferred taxation liabilities	598	-	549	5	1,152
Provision for environmental rehabilitation	151	-	395	-	546
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	139	-	15	-	154
Commitments and contingencies	-	-	-	-	-
Equity	5,112	3,242	3,909	(7,015)	5,248
Stock issued	13	5,219	897	(6,116)	13
Additional paid in capital	8,717	393	219	(612)	8,717
Accumulated (deficit)/profit	(2,770)	(2,369)	(3,570)	5,939	(2,770)
Accumulated other comprehensive income and reserves	(848)	(1)	6,228	(6,227)	(848)
Total AngloGold Ashanti stockholders' equity	5,112	3,242	3,774	(7,016)	5,112
Noncontrolling interests	-	-	135	1	136

Total liabilities and equity	6,932	5,807	9,448	(11,501)	10,686

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	1,016	57	981	(103)	1,951
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	(17)	(1,088)	570	30
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Deferred taxation	176	-	6	-	182
Other non cash items	(1,455)	(635)	19	1,916	(155)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	49	-	50

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	144	117	(261)	-	-
Receivables	20	-	(28)	-	(8)
Inventories	22	-	(141)	-	(119)
Accounts payable and other current liabilities	68	16	70	-	154

Net cash used in investing activities	(373)	(72)	(658)	-	(1,103)
Increase in non-current investments	(31)	(69)	(115)	-	(215)
Additions to property, plant and equipment	(352)	-	(587)	-	(939)
Expenditure on intangible assets	(6)	-	-	-	(6)
Proceeds on sale of mining assets	5	-	7	-	12
Proceeds on sale of investments	-	-	79	-	79
Proceeds from disposal of subsidiary	9	-	-	-	9
Loans receivable advanced	-	(3)	(10)	-	(13)
Loans receivable repaid	3	-	-	-	3
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	(1)	-	(21)	-	(22)

Net cash (used)/generated by financing activities	(235)	226	(347)	103	(253)
Repayments of debt	(98)	(150)	(11)	-	(259)
Issuance of stock	3	110	(110)	-	3
Proceeds from debt	-	100	6	-	106
Dividends (paid)/received	(140)	166	(232)	103	(103)

Net increase/(decrease) in cash and cash equivalents	408	211	(24)	-	595
Effect of exchange rate changes on cash	(89)	-	(17)	-	(106)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – September 30,	471	325	279	-	1,075

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(86)	(357)	1,086	(102)	541
Net income/(loss)	82	(560)	(232)	828	118
Reconciled to net cash (used) in/provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	28	342	20	(342)	48
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Deferred taxation	78	-	19	-	97
Cash utilized for hedge book settlements	(774)	-	(776)	-	(1,550)
Other non cash items	609	(182)	1,715	(588)	1,554
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	22	-	25

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(208)	26	182	-	-
Receivables	(21)	3	(80)	-	(98)
Inventories	(17)	-	(109)	-	(126)
Accounts payable and other current liabilities	(136)	14	49	-	(73)

Net cash used in investing activities	(666)	(29)	(573)	-	(1,268)
Increase in non-current investments	-	(29)	(91)	-	(120)
Additions to property, plant and equipment	(281)	-	(342)	-	(623)
Proceeds on sale of mining assets	62	-	5	-	67
Proceeds on sale of investments	-	-	62	-	62
Cash outflows from derivatives purchased	(444)	-	(226)	-	(670)
Loans receivable advanced	(3)	-	(4)	-	(7)
Change in restricted cash	-	-	23	-	23

Net cash generated/(used) by financing activities	827	567	(580)	102	916
Repayments of debt	-	(1,000)	(318)	-	(1,318)
Issuance of stock	793	281	(281)	-	793
Share issue expenses	(16)	-	-	-	(16)
Proceeds from debt	208	994	838	-	2,040
Debt issue costs	-	(12)	(22)	-	(34)
Cash outflows from derivatives with financing	(40)	-	(413)	-	(453)
Dividends (paid)/received	(118)	304	(384)	102	(96)

Net increase/(decrease) in cash and cash equivalents	75	181	(67)	-	189
Effect of exchange rate changes on cash	21	-	28	-	49
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – September 30,	327	759	252	-	1,338

Accounting Developments (Policies)	9 Months Ended
Sep. 30, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company’s financial statements. In November 2011, the FASB issued a proposal to defer the requirement in the guidance to present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Goodwill impairment testing
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2011, the FASB issued updated guidance which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The guidance also includes examples of the types of events and circumstances to consider in conducting the qualitative assessment. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of the updated guidance to have a material impact on the Company’s financial statements.

Inventories (Tables)	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	187	184
Gold on hand (doré/bullion)	55	77
Ore stockpiles	398	324
Uranium oxide and sulfuric acid	25	43
Supplies	279	255
	944	883
Less: Materials on the leach pad(1)	(97)	(91)
	847	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	367	331
Ore stockpiles	54	27
	421	358
Less: Materials on the leach pad(1)	(367)	(331)
	54	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	9 Months Ended
Sep. 30, 2011
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Impairment of abandoned shaft pillar development at TauTona	9	-
Write-off of mining assets at Savuka	3	9
Impairment of Tau Lekoa (classified as held for sale in 2010)	-	8

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	-
Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	4

Americas

Write-off of mining assets at Serra Grande	-	3
	14	32

Debt (Tables)	9 Months Ended
Sep. 30, 2011
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2010

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Schedule Of Line Of Credit Facilities [Text Block]

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the nine months ended September 30, 2011, the Company drew down $100 million and repaid $150 million under this facility.

	Details of the revolving credit facility are summarized as follows:

		At September 30, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2010

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	950	50
				1,000	950	50

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	650	630
Accrued interest	9	3
	659	633

Convertible bond derivative liability
Balance at beginning of period	176	175
Fair value movements on conversion features of convertible bonds	(98)	1
Balance at end of period	78	176

Schedule Of Mandatory Convertible Debt [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	769	872
Accrued interest included in short-term debt at fair value	2	2
	771	874

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	9 Months Ended
Sep. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Impairment of investments (1)	18	-
Indirect tax expenses and legal claims (2)	13	11
Mandatory convertible bonds underwriting and professional fees	-	26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	15
Impairment of other receivables	1	8
Royalties received (3)	(71)	(2)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	(2)	-
Mining contractor termination costs	-	1
Net insurance claim recovery (5)	-	(15)
Profit on disposal of investments	-	(6)
Recovery on consignment inventory	-	(5)

	(32)	33

Taxation expense/(benefit) on above items	13	(4)

(1) Impairment of investments include (see note M):
First Uranium Corporation (South Africa)	16
Village Main Reef Limited (South Africa)	2

(2) Indirect taxes and legal claims are in respect of:
Ghana	5
Guinea	7	5
Namibia	1
Tanzania		6

(3) Included in royalties received are royalties from Newmont Mining Corporation (2009 sale of Boddington Gold mine), Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine) and the sale of AngloGold Ashanti Ghana Limited's interests in a royalty stream related to the Ayanfuri Mine to Franco Nevada Corporation for $35 million during June 2011.

(4) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(5) On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The Company recovered $42 million from its insurers. Amounts received during the nine months ended September 30, 2010 included:

Business interruption recoveries		(15)
Reimbursement of costs (included in Production costs)		(16)

Income Tax (Tables)	9 Months Ended
Sep. 30, 2011
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the nine months ended September 30, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	270	30
Charge for deferred taxation (2)	182	97
	452	127

Income from continuing operations before income tax and equity income in associates	1,619	197

(1) The higher current taxation is mainly due to higher earnings and foreign exchange differences for the nine months ended September 30, 2011.

(2) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa, partly negated by the reversal of valuation allowances in North America due to the fulfillment of recognition requirements of FASB ASC guidance during the third quarter of 2011. Deferred taxation in 2010 included tax credits from the close out of the hedge book effected during the latter part of the year.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	52	149
Additions for tax positions identified in prior years	7	8
Reductions for tax positions identified in prior years	-	(113)
Translation	(10)	8
Balance at end of period (1)	49	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2011		5
Interest accrued as at September 30, 2011		11

Segment information (Tables)	9 Months Ended
Sep. 30, 2011
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	20	15
Continental Africa	1	2
Australasia	3	1
Americas	4	7
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	29	26

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	4	3
Continental Africa	-	4
Americas	2	3
Other, including Corporate and Non-gold producing subsidiaries	129	92
Total interest expense	135	102

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	2,933	3,370
Continental Africa	4,294	4,093
Australasia	564	534
Americas	2,449	2,170
Other, including Corporate and Non-gold producing subsidiaries	446	221
Total segment assets	10,686	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,882	1,198
Exploration costs	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income - attributable to AngloGold Ashanti	1,188	82

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	74	52
Other, including Corporate and Non-gold producing subsidiaries	(19)	(3)
Total equity income in associates	53	48

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	725	521
Continental Africa	709	359
Australasia	34	98
Americas	546	396
Other, including Corporate and Non-gold producing subsidiaries	(132)	(176)
Total segment income	1,882	1,198

Segments, Geographical Areas [Abstract]
Revenues by area
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,916	731
Continental Africa	1,801	801
Australasia	285	178
Americas	1,109	440
Other, including Corporate and Non-gold producing subsidiaries	13	1
	5,124	2,151
Less: Equity method investments included above	(279)	(244)
Plus: Loss on realized non-hedge derivatives included above	-	1,914
Total revenues	4,845	3,821

Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	1,095	15
E Ordinary shares undistributed income	4	-
Total undistributed income	1,099	15

Ordinary shares distributed income	89	67
E Ordinary shares distributed income	-	-
Total distributed income	89	67

Numerator - Net income

Attributable to Ordinary shares	1,184	82
Attributable to E Ordinary shares	4	-
Total attributable to AngloGold Ashanti	1,188	82

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	1,184	82
Interest expense on convertible bonds	53	-
Amortization of issue cost and discount on convertible bonds	23	-
Fair value adjustment on convertible bonds included in income	(102)	-
Income used in calculation of diluted earnings per ordinary share	1,158	82

Schedule of Weighted Average Number of Shares [Table Text Block]

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,471,126	363,135,881
Fully vested options(1)	1,447,478	1,100,186
Weighted average number of ordinary shares	382,918,604	364,236,067

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,321,614	1,158,835
Dilutive potential of convertible bonds(2)	33,524,615	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	417,764,833	365,394,902

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,958,298	3,305,316

Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(436)	100
Financial instruments	(63)	34
Total accumulated other comprehensive income	(884)	(520)

Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [Abstract]
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [TextBlock]
Total accumulated other comprehensive income includes the following:
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	28	89
Total losses in respect of available for sale financial assets, net of tax	(2)	-

Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Other Comprehensive Income, Noncontrolling Interest [Text Block]

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	689	216
Noncontrolling interests	26	38
	715	254

Schedule of Comprehensive Income (Loss) [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]
Comprehensive income consists of the following:
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	1,220	118
Translation (loss)/gain	(442)	102
Financial instruments	(63)	34
Total comprehensive income	715	254

Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Nine months ended September 30,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	5	1	5	1
Interest cost	17	11	14	10
Expected return on plan assets	(22)	-	(19)	-
Net periodic benefit cost	-	12	-	11

Other Long-Term Assets (Tables)	9 Months Ended
Sep. 30, 2011
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At September 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	7
Investments in associates - listed	6	3
Investments in equity accounted joint ventures	661	601
Carrying value of equity method investments	672	611

Investment in marketable equity securities - available for sale	90	124
Investment in marketable debt securities - held to maturity	8	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	84	89
Restricted cash	22	33
Other non-current assets	142	192
	1,029	1,073

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	53	35
Gross unrealized gains	39	89
Gross unrealized losses	(2)	-
Fair value (net carrying value)	90	124

Investments in marketable equity securities includes an acquisition on July 22, 2011 of 47,065,916 shares (or approximately 19.79 percent) in First Uranium Corporation (“First Uranium”), a Canadian incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing aggregate consideration of $30 million.
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments recognized. See note F. (1)	18	-

Proceeds on disposal of available for sale securities (2)	2	9

The Company holds various equities as strategic investments in gold exploration companies. Five of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At September 30, 2011

Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(2)	-	(2)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2011
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2011 amounts to $182 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2011.

Fair Value By Balance Sheet Grouping [Text Block]
	September 30, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,075	1,075	575	575
Restricted cash	60	60	43	43
Short-term debt	(45)	(45)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,688)	(1,824)	(1,730)	(2,059)
Long-term debt at fair value	(769)	(769)	(872)	(872)
Derivatives	(78)	(78)	(175)	(175)
Marketable equity securities - available for sale	90	90	124	124
Marketable debt securities - held to maturity	8	10	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	84	84	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative assets/(liabilities) split by accounting designation

At September 30, 2011
(unaudited)
(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

		At September 30, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(78)	(78)
Total derivatives		(78)	(78)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Non-hedge derivative (gain)/loss and movement on bonds recognized
		Nine months ended September 30,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of (gain)/loss in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	336
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	1,555
Forward sales agreements - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	11
Option contracts - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	(3)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	15
		-	1,914

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	150
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	(1,430)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	(13)
Option component of convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(98)	(40)
Warrants on shares	Non-hedge derivative (gain)/loss and movement on bonds	1	4
Fair value movement on mandatory convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(102)	52
		(199)	(1,277)

Non-hedge derivative (gain)/loss and movement on bonds		(199)	637

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income
Nine months ended September 30, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		52		-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2011
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	286
Authorized by the directors but not yet contracted for	1,237
1,523
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At September 30,
2011
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	84
Other tax disputes - Brazil (4)	35
Indirect taxes - Ghana (5)	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-
Royalty - Tau Lekoa Gold Mine (8)	-

Financial guarantees

Oro Group surety (9)	12
AngloGold Ashanti USA reclamation bonds (10)	101
AngloGold Ashanti environmental guarantees (11)	148
Guarantee provided for revolving credit facility (12)	-
Guarantee provided for mandatory convertible bonds (13)	791
Guarantee provided for rated bonds (14)	1,026
Guarantee provided for convertible bonds (15)	742

Hedging guarantees
Gold delivery guarantees (16)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (17)	-
Geita Management Company Limited ("GMC") hedging guarantees (18)	-

2,950

Declaration of Dividends (Tables)	9 Months Ended
Sep. 30, 2011
Dividends [Abstract]
Shedule Of Dividend [Text Block]
	Details of the final dividends of 2010 and interim dividends of 2011 are set forth in the table below:

		Ordinary shareholders				E ordinary shareholders
		Final dividend	Interim dividends			Final dividend	Interim dividends
		2010	2011	2011		2010	2011	2011

	Declaration date	Feb 15, 2011	Aug 2, 2011	Nov 7, 2011		Feb 15, 2011	Aug 2, 2011	Nov 7, 2011
	Record date	Mar 11, 2011	Sep 2, 2011	Dec 2, 2011		Mar 11, 2011	Sep 2, 2011	Dec 2, 2011
	Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		Mar 18, 2011	Sep 9, 2011	Dec 9, 2011
	Payment date - CDIs	Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		-	-	-
	Payment date - GhDSs	Mar 21, 2011	Sep 12, 2011	Dec 12, 2011	(1)	-	-	-
	Payment date - ADSs	Mar 28, 2011	Sep 19, 2011	Dec 19, 2011	(1)	-	-	-

	Dividend amount per share (US cents)	11.260	12.081	11.441	(2)	5.630	6.041	5.721	(2)
	Dividend amount per share (South African cents)	80.0	90.0	90.0		40.0	45.0	45.0

(1)	Approximate payment date.

(2)	Approximate amount.
	During the third quarter of 2011, the Company changed its timing of dividend payments to quarterly rather than half-yearly.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at September 30, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,075			1,075
Marketable equity securities	90			90
Mandatory convertible bonds	(771)			(771)
Option component of convertible bonds		(78)		(78)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at September 30:

2011

Market quoted bond price (percent)	109.250
Fair value of bond excluding conversion feature (percent)	98.670
Fair value of conversion feature (percent)	10.580
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Nine months ended September 30,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the nine months ended September 30, 2011, the Company fully impaired and wrote-off certain assets in South Africa and Continental Africa. See note D. This resulted in a loss, which is included in earnings, of:					14

During the nine months ended September 30, 2011, the Company fully impaired its equity method investment in Orpheo (Proprietary) Limited. See note M. This resulted in a loss, which is included in equity income in associates, of:					2

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(14)
Investment in associates	-				(2)
	-	-	-	-	(16)

Statement of Earnings - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2011
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	309	22
E Ordinary shares	155	11
Ordinary shares - diluted	277	22
E Ordinary shares - diluted	143	11

Weighted average number of shares used in computation
Ordinary shares	382,918,604	364,236,067
Ordinary shares - diluted	2,958,298	365,394,902
E Ordinary shares - basic and diluted	417,764,833	3,305,316

Dividend declared per ordinary share (cents)	23	18
Dividend declared per E ordinary share (cents)	12	9

Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Inventory, Net [Abstract]
Metals in process	$ 187	$ 184
Gold on hand (dore/bullion)	55	77
Ore stockpiles	398	324
Uranium oxide and sulfuric acid	25	43
Supplies	279	255
Inventory Gross	944	883
Less: Materials on the leach pad	(97)	(91)
Net Short Term Inventories	847	792
Inventory, Noncurrent [Abstract]
Metals in process	367	331
Ore stockpiles	54	27
Inventory Gross Long Term	421	358
Less: Materials on the leach pad	(367)	(331)
Inventory, Noncurrent	$ 54	$ 27

Impairments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Impairment Assets [Line Items]
Impairment of assets	$ 14	$ 32
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	9	0
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	3	9
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	4
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	2	0
Americas [Member] | Serra Grande [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 3

Debt (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	May 22, 2009	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Sep. 30, 2011 Ten Year Unsecured Notes [Member]	Dec. 31, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Sep. 30, 2011 Thirty Year Unsecured Notes [Member]	Dec. 31, 2010 Thirty Year Unsecured Notes [Member]	Sep. 30, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Sep. 30, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 First Rand Bank Limited [Member]	Sep. 30, 2011 First Rand Bank Limited [Member]
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 176,000,000	$ 175,000,000	$ 142,200,000
Non-hedge derivative (gain)/loss on convertible bonds	(98,000,000)	1,000,000
Balance at end of period	78,000,000	176,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.38%	5.38%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility	1,000,000,000	950,000,000															1,000,000,000	950,000,000
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility	0	50,000,000															0	50,000,000
Line of credit facility debt repaid																	150,000,000
Accrued interest	26,000,000	12,000,000			17,000,000	8,000,000		9,000,000	4,000,000	9,000,000	3,000,000		2,000,000	2,000,000
Line of credit facility debt drawn down																	100,000,000
Unsecured Debt [Abstract]
Total carrying value	1,020,000,000	1,006,000,000			716,000,000	707,000,000		304,000,000	299,000,000	659,000,000	633,000,000		771,000,000	874,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000	1,000,000,000															1,000,000,000	1,000,000,000	1,000,000,000
Long-term debt duration (years)				10-year			30-year			5-year						4-year
Interest Rate [Percent]																	LIBOR + 1.75	LIBOR + 1.75			JIBAR plus 0.95 percent
Commitment Fee Percentage																	0.70%	0.70%
Short-term debt repaid																				99,000,000
Debt Instrument, Convertible, Conversion Price Per Share												$ 47.6126
Senior unsecured fixed rate bonds										650,000,000	630,000,000
Long-term Debt, Fair Value	769,000,000	872,000,000											769,000,000	872,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 41.36

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 13	$ 11
Mandatory convertible bonds issue discount, underwriting and professional fees	0	26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0
Impairment of investments	18	0
Impairment of other receivables	1	8
Royalties Received	(71)	(2)
(Profit)/loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	15
Mining contractor termination costs	0	1
Recovery on consignment inventory	0	(5)
Profit on disposal of investments	0	(6)
Net Insurance Claim Recovery	0	(15)
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(32)	33
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (2)	$ 0

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 13	$ 11
Impairment of investments	18	0
Royalties Received	(71)	(2)
Business interruption recoveries	0	(15)
Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	42
Business interruption recoveries		(15)
Reimbursement of costs (included in Production costs)		(16)
South Africa [Member] | Village Main Reef Limited [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment of investments	2
South Africa [Member] | First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment of investments	16
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5
Ghana [Member] | Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(35)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		6
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 7	$ 5

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Three Year Time Period, Mandatory Convertible Debt			three-year
(Gain)/loss on non-hedge derivatives	$ (97)	$ 585
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair Value (gain)/loss on mandatory convertible bonds	(102)	52
Normal Purchase Sale Exempted Re Designation Abstact [Abstract]
Liability at beginning of period	0	556	556
Fair value movements (recorded in non-hedge derivative loss)	0		131
Realized settlements	0		(687)
Liability at end of period	$ 0		$ 0

Income Tax (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Abstract
Charge for current taxation	$ 270	$ 30
Charge/(benefit) for deferred taxation	182	97
Income Tax Expense (Benefit), Continuing Operations, Total	452	127
Income from continuing operations before income tax and equity income in associates	1,619	197
Income Tax Uncertainties [Abstract]
Balance at beginning of period	52	149	149
Additions for tax positions identified in prior years	7		8
Reductions for tax positions identified in prior years	0		(113)
Translation	(10)		8
Balance at end of period	49		52
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the nine months ended September 30, 2011	5
Interest accrued as at September 30, 2011	$ 11

Segment information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 1		$ 16
Interest Revenue (Expense), Net [Abstract]
Interest revenue	29	26
Interest expense	135	102
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	53	48
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	5,124	2,151
Sales and other income	4,845	3,821
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,882	1,198
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,882	1,198
Exploration Cost	(196)	(157)
General and administrative expenses	(207)	(150)
Market development costs	(6)	(9)
Non-hedge derivative gain/(loss) and movement on bonds	199	(637)
Taxation expense	(452)	(127)
Noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	10,686		10,388
I S S International Limited and I S S Pacific Limited [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	0		15
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	1		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	20	15
Interest expense	4	3
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(2)	(1)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,916	731
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	725	521
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	725	521
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,933		3,370
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Interest expense	0	4
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	74	52
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,801	801
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	709	359
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	709	359
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	4,294		4,093
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	0	0
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	285	178
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	34	98
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	34	98
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	564		534
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	4	7
Interest expense	2	3
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,109	440
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	546	396
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	546	396
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,449		2,170
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	129	92
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(19)	(3)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	13	1
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(132)	(176)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(132)	(176)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	446		221
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	(279)	(244)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	$ 0	$ 1,914

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 1,099	$ 15
Distributed Earnings [Abstract]
Distributed Earnings	89	67
Numerator - Net income
Net Income	1,188	82
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
Interest expense on convertible bonds	53	0
Amortization of issue cost and discount on convertible bonds	23	0
Fair value adjustment on convertible bonds included in income	(102)	0
Income used in calculation of diluted earnings per ordinary share	1,158	82
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1,095	15
Distributed Earnings [Abstract]
Distributed Earnings	89	67
Numerator - Net income
Net Income	1,184	82
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	381,471,126	363,135,881
Fully Vested Options [Shares]	1,447,478	1,100,186
Weighted Average Number of Shares Outstanding, Basic [Shares]	382,918,604	364,236,067
Weighted Average Number of Shares Outstanding, Diluted [Shares]	417,764,833	365,394,902
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	1,321,614	1,158,835
Dilutive potential of convertible bonds [Shares]	33,524,615	0
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,184	82
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	4	0
Distributed Earnings [Abstract]
Distributed Earnings	0	0
Numerator - Net income
Net Income	4	0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,958,298	3,305,316
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,958,298	3,305,316
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 4	$ 0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]		15,384,615

Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (385)	$ (654)
Translation gain/(loss)	(436)	100
Financial instruments	(63)	34
Accumulated other comprehensive income	(884)	(520)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(22)
Total gains in respect of available for sale financial assets, net of tax	28		89
Total losses in respect of available for sale financial assets, net of tax	(2)		0
Comprehensive income consists of the following:
Net income/(loss)	1,220	118
Translation (Loss)/Gain	(442)	102
Comprehensive Income	715	254
Total comprehensive income attributable to:
AngloGold Ashanti	689	216
Noncontrolling interests	26	38
Comprehensive Income Net Of Taxation	$ 715	$ 254

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		9 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2011 Pension Plans Defined Benefit [Member]	Sep. 30, 2010 Pension Plans Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]	Sep. 30, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 5	$ 5	$ 1	$ 1
Interest Cost			17	14	11	10
Expected Return on plan assets			(22)	(19)	0	0
Defined Benefit Plan Net Periodic Benefit Cost			0	0	12	11
Defined Benefit Plan Contributions By Employer	7
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year		$ 7

Other Long-Term Assets (Details) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended						9 Months Ended
	Sep. 30, 2011 USD ($) number	Sep. 30, 2010 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Sep. 30, 2010 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Sep. 30, 2011 South Africa [Member] First Uranium Corporation [Member] USD ($)	Sep. 30, 2010 South Africa [Member] First Uranium Corporation [Member] USD ($)	Sep. 30, 2011 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] USD ($)	Sep. 30, 2011 Investments In Unlisted Associates [Member] Orpheo (Pty) Ltd [Member] USD ($)	Sep. 30, 2011 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] USD ($)	Sep. 30, 2011 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] USD ($)	Sep. 30, 2011 First Uranium Corporation [Member] USD ($)	Sep. 30, 2011 First Uranium Corporation [Member] CAD
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 8		$ 4
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	8		4
Aggregate unrealized losses (less than 12 months)	(2)		0
Aggregate unrealized losses (more than 12 months)	0		0
Aggregate unrealized losses (Total)	(2)		0
Available For Sale Securities Noncurrent [Abstract]
Cost	53		35
Gross unrealized gains	39		89
Gross unrealized losses	(2)		0
Fair value (net carrying value)	90		124
Number Of Investments	5
Marketable Securities [Abstract]
Proceeds on disposal of available for sale securities	2	9
Reclassification of fair value adjustments to the income statement	1	(6)
Related taxation	0	2
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	84
Investment in marketable debt securities - held to maturity	8		13
Restricted cash	22		33
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	19		8
Notes, Loans and Financing Receivable, Net, Current	1		0
Other Assets Noncurrent [Abstract]
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Non-marketable debt securities - held to maturity	84		89
Restricted cash	22		33
Other non-current assets	142		192
Other long-term assets	1,029		1,073
Held To Maturity Securities Fair Value	10		14
Held-to-maturity Securities, Unrecognized Holding Gain	2		1
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															19.79%	19.79%
Business Acquisition, Number of Shares Acquired															47,065,916	47,065,916
Business Acquisition, Price Per Share Of Acquiree															$ 0.64	0.6
Business Acquisition, Cost of Acquired Entity, Purchase Price															30
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	672		611					5	7		6	3	661	601
Equity Method Investment, Other than Temporary Impairment, Tax Effect										0
Equity Method Investment, Other than Temporary Impairment										2
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	$ 18		$ 0	$ 2	$ 0	$ 16	$ 0

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
(Gain)/loss on non-hedge derivatives	(97)	585
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(199)	(1,277)
Realized	0	1,914
Non-hedge derivative (gain)/loss and movement on bonds	(199)	637
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	0		1
Nonhedge accounted liabilities	(78)		(176)
Derivative Assets Current	0		1
Derivative Liabilities, Noncurrent	(78)		(176)
Derivative Assets	0		1
Derivative Liabilities	(78)		(176)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (Loss) recognized in accumulated other comprehensive income (effective portion)	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	0	52
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Amount of (gain)/loss recognized in income (ineffective portion)	0	0
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(55)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	52
Reclassification adjustments - after tax	0	20
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(22)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	182
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075	1,338	575	1,100
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,688)		(1,730)
Long-term debt at fair value	(769)		(872)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075		575
Restricted cash	60		43
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,688)		(1,730)
Long-term debt at fair value	(769)		(872)
Derivatives	(78)		(175)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075		575
Restricted cash	60		43
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,824)		(2,059)
Long-term debt at fair value	(769)		(872)
Derivatives	(78)		(175)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	10		14
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Gold [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1		(52)
Changes in fair value and other movements recognized - before tax		0
Reclassification adjustments - before tax		52
Accumulated other comprehensive income as of September 30		0
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (Loss) recognized in accumulated other comprehensive income (effective portion)	0	0
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(78)		(176)
Derivative Liabilities, Noncurrent	(78)		(176)
Warrant [Member] | Equity [Member] | Derivative Assets, Current [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	0		1
Derivative Assets Current	0		1
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Commodity [Member]
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	150
Realized	0	336
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Amount of (gain)/loss recognized in income (ineffective portion)	0	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Currency [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Realized	0	11
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Interest Rate Swap [Member] | Gold [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(13)
Realized	0	15
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Commodity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(1,430)
Realized	0	1,555
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Currency [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Realized	0	(3)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(98)	(40)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	1	4
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(102)	52
Product Sales [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	$ 0	$ 52

Commitments and Contingencies (Details) In Millions, unless otherwise specified	9 Months Ended			9 Months Ended																	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Revolving Credit Facility [Member] USD ($)	Sep. 30, 2011 Rated Bonds [Member] USD ($)	Sep. 30, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2011 Ten Year Unsecured Notes [Member] USD ($)	Sep. 30, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Sep. 30, 2011 South Africa [Member] USD ($)	Sep. 30, 2011 Brazil [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Sep. 30, 2011 Ghana [Member] USD ($)	Sep. 30, 2011 Ashanti Treasury Services Limited [Member] USD ($)	Sep. 30, 2011 Geita Management Company Limited [Member] USD ($)	Sep. 30, 2011 Boddington Gold Mine [Member] USD ($)	Sep. 30, 2011 Tau Lekoa Gold Mine [Member] USD ($) Oz	Sep. 30, 2011 Tau Lekoa Gold Mine [Member]	Sep. 30, 2011 Geita Management Company Limited [Member] USD ($)	Sep. 30, 2011 Oro Group [Member] USD ($)	Sep. 30, 2011 Oro Group [Member] ZAR	Sep. 30, 2011 Anglo Gold Ashanti United States Of America [Member] USD ($)	Sep. 30, 2011 Anglo Gold Ashanti [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 286
Authorized by the directors but not yet contracted for	1,237
Total Capital Expenditure Commitments	1,523
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	2,950
Financial Guarantees [Line Items]
Financial Guarantees Surety																									12
Financial Guarantees Reclamation Bonds																											101
Financial Guarantees Environmental Guarantees																												148
Financial Guarantees Surety Maximum Liability (ZAR)																										100
Gain Contingency [Line Items]
Contingent Assets Royalty																					0	0
Royalties received in cash during nine months ended September 30, 2011	71	2																				3
Total royalties received and receivable to date																					35
Contingent Assets Rate Payable [Dollar Per Ounce]																					600
Contingent Assets Maximum Royalty Cap																					100
Contingent Assets Royalty On Further Production Receivable [Ounces]																						1,500,000	1,500,000
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																						180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																						3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																					forty five days
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations Discount Rate [Percent]																								7.82%
Recoverable value added tax due to the Company																								44
Recoverable fuel duties due to the Company																								73
Hedging Guarantees [Line Items]
Hedging Guarantees																			0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution												0
Contingent Liabilities Gold Deliveries Sales Tax													84	52	32
Contingent Liabilities Other Tax Disputes													35			9	26
Contingent Liabilities Indirect Taxes																		11
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				0		1,026	742		791
Line Of Credit Facility Maximum Borrowing Capacity	1,000		1,000		1,000
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year
Debt Instrument Face Amount	$ 1,000		$ 1,000					$ 732.5	$ 789	$ 700	$ 300
Debt Instrument Interest Rate Stated Percentage								3.50%	6.00%	5.38%	6.50%

Share Incentive Scheme (Details) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Bokamoso Esop [Member] ZAR	Sep. 30, 2011 Izingwe [Member] ZAR
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan E S O P Restructuring Tranches		two tranches	two tranches
Employee Stock Ownership Plan (ESOP), Dividends [Percent]		50.00%	50.00%
Employee Stock Ownership Plan (ESOP), Strike Price Dividends [Percent]		50.00%	50.00%
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value, Incremental Compensation Cost Per Share		29.14	29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized	$ 10

Declaration of Dividends (Details)	9 Months Ended
	Sep. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2011 Common stock [Member] Interim Dividend Two Current Year [Member] ZAR	Sep. 30, 2011 Common stock [Member] C D Is [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] C D Is [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] G H Ds [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Final Dividend Prior Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2011 Common stock [Member] A D Ss [Member] Interim Dividend Two Current Year [Member]	Sep. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] USD ($)	Sep. 30, 2011 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date	Feb 15, 2011	Feb 15, 2011	Aug 2, 2011	Aug 2, 2011	Nov 7, 2011	Nov 7, 2011													Feb 15, 2011	Feb 15, 2011	Aug 2, 2011	Aug 2, 2011	Nov 7, 2011	Nov 7, 2011
Record date	Mar 11, 2011	Mar 11, 2011	Sep 2, 2011	Sep 2, 2011	Dec 2, 2011	Dec 2, 2011													Mar 11, 2011	Mar 11, 2011	Sep 2, 2011	Sep 2, 2011	Dec 2, 2011	Dec 2, 2011
Dividends Payable, Date to be Paid, Day, Month and Year	Mar 18, 2011	Mar 18, 2011	Sep 9, 2011	Sep 9, 2011	Dec 9, 2011	Dec 9, 2011		Mar 18, 2011	Sep 9, 2011	Dec 9, 2011		Mar 21, 2011	Sep 12, 2011	Dec 12, 2011		Mar 28, 2011	Sep 19, 2011	Dec 19, 2011	Mar 18, 2011	Mar 18, 2011	Sep 9, 2011	Sep 9, 2011	Dec 9, 2011	Dec 9, 2011
Common Stock, Dividends, Per Share, Declared [in currency per share]	$ 0.1126	0.8	$ 0.12081	0.9	$ 0.11441	0.9													$ 0.0563	0.4	$ 0.06041	0.45	$ 0.05721	0.45
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)											100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)															1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended									9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents						$ 1,075	$ 1,075	$ 0	$ 0
Marketable Equity Securities						90	90	0	0
Mandatory convertible bonds						(771)	(771)	0	0
Option Component Of Convertible Bonds						(78)	0	(78)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset											0	0	0	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure											0	0	0	0
Investment in associates										(2)
Assets, Fair Value Disclosure, Nonrecurring											0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges										(16)
Long-lived assets abandoned	(14)	(32)								(14)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				109.25%
Fair value of bond excluding conversion feature (percent)				98.67%
Fair value of conversion feature (percent)				10.58%
Total issued bond value ($ million)	$ 1,000		$ 1,000	$ 732.5	$ 732.5

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales and other income	$ 4,845	$ 3,821
Product sales	4,791	3,791
Interest, dividends and other	54	30
Costs and expenses	3,226	3,624
Production costs	2,151	1,877
Exploration costs	196	157
Related Party Transactions	(8)	(13)
General and administrative expenses/(recoveries)	207	150
Royalties paid	142	96
Market development costs	6	9
Depreciation, depletion and amortization	583	514
Impairment of assets	14	32
Interest expense	135	102
Accretion expense	21	16
Employment severance costs	10	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(32)	33
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	637
Income/(loss) before income tax provision	1,619	197
Taxation expense	(452)	(127)
Equity income in associates	53	48
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	1,220	118
Preferred Stock Dividends	0	0
Net income/(loss)	1,220	118
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
ASSETS
Current Assets	2,414		1,997
Cash and cash equivalents	1,075	1,338	575	1,100
Restricted cash	38		10
Receivables, inter-group balances and other current assets	1,301		1,412
Property, plant and equipment, net	5,811		5,926
Acquired properties, net	781		836
Goodwill	178		180
Other intangibles, net	16		17
Inventory, Noncurrent	54		27
Materials on the leach pad	367		331
Other long-term assets and deferred taxation assets	1,065		1,074
Total assets	10,686		10,388
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	952		1,004
Other non-current liabilities	66		69
Long Term Debt	2,457		2,602
Derivatives	78		176
Deferred taxation liabilities	1,152		1,200
Provision for environmental rehabilitation	546		530
Other accrued liabilities	33		38
Provision for pension and other post-retirement medical benefits	154		180
Commitments and contingencies	0		0
Equity	5,248	4,413	4,589	3,445
Stock issued	13		13
Additional paid in capital	8,717		8,670
Accumulated (deficit)/profit	(2,770)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(848)		(348)
Total AngloGold Ashanti stockholders' equity	5,112		4,466
Noncontrolling interests	136		123
Total liabilities and equity	10,686		10,388
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	2,007	1,634
Product sales	1,889	1,553
Interest, dividends and other	118	81
Costs and expenses	1,943	1,252
Production costs	824	784
Exploration costs	13	6
Related Party Transactions	(8)	(13)
General and administrative expenses/(recoveries)	186	109
Royalties paid	54	21
Market development costs	3	5
Depreciation, depletion and amortization	276	253
Impairment of assets	11	17
Interest expense	4	3
Accretion expense	9	7
Employment severance costs	7	12
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	564	8
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	40
Income/(loss) before income tax provision	64	382
Taxation expense	(225)	39
Equity income in associates	47	48
Equity income/(loss) in subsidiaries	1,353	(336)
Income/(loss) from continuing operations	1,239	133
Preferred Stock Dividends	(51)	(51)
Net income/(loss)	1,188	82
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
ASSETS
Current Assets	860		1,169
Cash and cash equivalents	471	327	152	231
Restricted cash	1		1
Receivables, inter-group balances and other current assets	388		1,016
Property, plant and equipment, net	1,837		2,197
Acquired properties, net	168		217
Goodwill	6		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,061		3,328
Total assets	6,932		6,911
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	851		1,293
Other non-current liabilities	49		52
Long Term Debt	32		39
Derivatives	0		0
Deferred taxation liabilities	598		720
Provision for environmental rehabilitation	151		176
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	139		165
Commitments and contingencies	0		0
Equity	5,112		4,466
Stock issued	13		13
Additional paid in capital	8,717		8,670
Accumulated (deficit)/profit	(2,770)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(848)		(348)
Total AngloGold Ashanti stockholders' equity	5,112		4,466
Noncontrolling interests	0		0
Total liabilities and equity	6,932		6,911
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	(2)
Product sales	0	0
Interest, dividends and other	0	(2)
Costs and expenses	85	394
Production costs	0	0
Exploration costs	14	8
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	36	(6)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	52	50
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(17)	342
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(85)	(396)
Taxation expense	(1)	(1)
Equity income in associates	6	0
Equity income/(loss) in subsidiaries	656	(163)
Income/(loss) from continuing operations	576	(560)
Preferred Stock Dividends	0	0
Net income/(loss)	576	(560)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	576	(560)
ASSETS
Current Assets	2,323		2,265
Cash and cash equivalents	325	759	114	578
Restricted cash	0		0
Receivables, inter-group balances and other current assets	1,998		2,151
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,484		736
Total assets	5,807		3,001
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,571		1,587
Other non-current liabilities	0		0
Long Term Debt	994		1,044
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	3,242		370
Stock issued	5,219		4,587
Additional paid in capital	393		363
Accumulated (deficit)/profit	(2,369)		(4,580)
Accumulated Other Comprehensive Income And Reserves	(1)		0
Total AngloGold Ashanti stockholders' equity	3,242		370
Noncontrolling interests	0		0
Total liabilities and equity	5,807		3,001
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	2,983	2,296
Product sales	2,902	2,238
Interest, dividends and other	81	58
Costs and expenses	660	2,312
Production costs	1,327	1,093
Exploration costs	169	143
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	17	39
Royalties paid	88	75
Market development costs	3	4
Depreciation, depletion and amortization	307	261
Impairment of assets	3	15
Interest expense	79	49
Accretion expense	12	9
Employment severance costs	3	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,149)	25
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	597
Income/(loss) before income tax provision	2,323	(16)
Taxation expense	(226)	(165)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	2,097	(181)
Preferred Stock Dividends	(52)	(51)
Net income/(loss)	2,045	(232)
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	2,013	(268)
ASSETS
Current Assets	3,339		3,869
Cash and cash equivalents	279	252	309	291
Restricted cash	37		9
Receivables, inter-group balances and other current assets	3,023		3,551
Property, plant and equipment, net	3,974		3,729
Acquired properties, net	613		619
Goodwill	188		197
Other intangibles, net	16		17
Inventory, Noncurrent	54		27
Materials on the leach pad	367		331
Other long-term assets and deferred taxation assets	897		914
Total assets	9,448		9,703
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	2,978		6,116
Other non-current liabilities	60		71
Long Term Debt	1,431		1,519
Derivatives	78		176
Deferred taxation liabilities	549		471
Provision for environmental rehabilitation	395		354
Other accrued liabilities	33		38
Provision for pension and other post-retirement medical benefits	15		15
Commitments and contingencies	0		0
Equity	3,909		943
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(3,570)		(4,350)
Accumulated Other Comprehensive Income And Reserves	6,228		4,055
Total AngloGold Ashanti stockholders' equity	3,774		821
Noncontrolling interests	135		122
Total liabilities and equity	9,448		9,703
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(145)	(107)
Product sales	0	0
Interest, dividends and other	(145)	(107)
Costs and expenses	538	(334)
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(32)	8
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	570	(342)
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(683)	227
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(2,009)	499
Income/(loss) from continuing operations	(2,692)	726
Preferred Stock Dividends	103	102
Net income/(loss)	(2,589)	828
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(2,589)	828
ASSETS
Current Assets	(4,108)		(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,108)		(5,306)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(17)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(7,377)		(3,904)
Total assets	(11,501)		(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(4,448)		(7,992)
Other non-current liabilities	(43)		(54)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	5		9
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(7,015)		(1,190)
Stock issued	(6,116)		(5,484)
Additional paid in capital	(612)		(582)
Accumulated (deficit)/profit	5,939		8,930
Accumulated Other Comprehensive Income And Reserves	(6,227)		(4,055)
Total AngloGold Ashanti stockholders' equity	(7,016)		(1,191)
Noncontrolling interests	1		1
Total liabilities and equity	$ (11,501)		$ (9,227)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,951	$ 541
Net income/(loss)	1,220	118
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	48
Depreciation, depletion and amortization	583	514
Impairment of assets (see note D)	14	32
Deferred taxation	182	97
Cash Utilized For Hedge Book Settlements	0	(1,550)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(155)	1,554
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	50	25
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(8)	(98)
Inventories	(119)	(126)
Accounts payable and other current liabilities	154	(73)
Net cash (used)/generated in investing activities	(1,103)	(1,268)
Increase in non-current investments	(215)	(120)
Additions to property, plant and equipment	(939)	(623)
Proceeds on sale of mining assets	12	67
Expenditure on intangible assets	(6)	0
Proceeds on sale of investments	79	62
Proceeds on sale of associate	0	0
Cash outflows from derivatives purchased	0	(670)
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	(13)	(7)
Loans receivable repaid	3	0
Cash of subsidiary disposed	(11)	0
Change in restricted cash	(22)	23
Net cash generated/(used) by financing activities	(253)	916
Repayments of debt	(259)	(1,318)
Issuance of stock	3	793
Share issue expenses	0	(16)
Proceeds from debt	106	2,040
Debt issue costs	0	(34)
Cash (outflows)/inflows from derivatives with financing	0	(453)
Dividends (Paid)/Received	(103)	(96)
Net increase/(decrease) in cash and cash equivalents	595	189
Effect of exchange rate changes on cash	(106)	49
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - September 30,	1,075	1,338
Cash and cash equivalents - January 1, 2011	586
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,016	(86)
Net income/(loss)	1,188	82
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	28
Depreciation, depletion and amortization	276	253
Impairment of assets (see note D)	11	17
Deferred taxation	176	78
Cash Utilized For Hedge Book Settlements		(774)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(1,455)	609
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	1	3
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	144	(208)
Receivables	20	(21)
Inventories	22	(17)
Accounts payable and other current liabilities	68	(136)
Net cash (used)/generated in investing activities	(373)	(666)
Increase in non-current investments	(31)	0
Additions to property, plant and equipment	(352)	(281)
Proceeds on sale of mining assets	5	62
Expenditure on intangible assets	(6)
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		(444)
Proceeds on disposal of subsidiary	9
Loans receivable advanced	0	(3)
Loans receivable repaid	3
Cash of subsidiary disposed	0
Change in restricted cash	(1)	0
Net cash generated/(used) by financing activities	(235)	827
Repayments of debt	(98)	0
Issuance of stock	3	793
Share issue expenses		(16)
Proceeds from debt	0	208
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		(40)
Dividends (Paid)/Received	(140)	(118)
Net increase/(decrease) in cash and cash equivalents	408	75
Effect of exchange rate changes on cash	(89)	21
Cash and cash equivalents - January 1,	152	231
Cash and cash equivalents - September 30,	471	327
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	57	(357)
Net income/(loss)	576	(560)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(17)	342
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Cash Utilized For Hedge Book Settlements		0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(635)	(182)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	117	26
Receivables	0	3
Inventories	0	0
Accounts payable and other current liabilities	16	14
Net cash (used)/generated in investing activities	(72)	(29)
Increase in non-current investments	(69)	(29)
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced	(3)	0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	226	567
Repayments of debt	(150)	(1,000)
Issuance of stock	110	281
Share issue expenses		0
Proceeds from debt	100	994
Debt issue costs		(12)
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	166	304
Net increase/(decrease) in cash and cash equivalents	211	181
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	114	578
Cash and cash equivalents - September 30,	325	759
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	981	1,086
Net income/(loss)	2,045	(232)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,088)	20
Depreciation, depletion and amortization	307	261
Impairment of assets (see note D)	3	15
Deferred taxation	6	19
Cash Utilized For Hedge Book Settlements		(776)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	19	1,715
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	49	22
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(261)	182
Receivables	(28)	(80)
Inventories	(141)	(109)
Accounts payable and other current liabilities	70	49
Net cash (used)/generated in investing activities	(658)	(573)
Increase in non-current investments	(115)	(91)
Additions to property, plant and equipment	(587)	(342)
Proceeds on sale of mining assets	7	5
Expenditure on intangible assets	0
Proceeds on sale of investments	79	62
Cash outflows from derivatives purchased		(226)
Proceeds on disposal of subsidiary	0
Loans receivable advanced	(10)	(4)
Loans receivable repaid	0
Cash of subsidiary disposed	(11)
Change in restricted cash	(21)	23
Net cash generated/(used) by financing activities	(347)	(580)
Repayments of debt	(11)	(318)
Issuance of stock	(110)	(281)
Share issue expenses		0
Proceeds from debt	6	838
Debt issue costs		(22)
Cash (outflows)/inflows from derivatives with financing		(413)
Dividends (Paid)/Received	(232)	(384)
Net increase/(decrease) in cash and cash equivalents	(24)	(67)
Effect of exchange rate changes on cash	(17)	28
Cash and cash equivalents - January 1,	309	291
Cash and cash equivalents - September 30,	279	252
Cash and cash equivalents - January 1, 2011			320
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(103)	(102)
Net income/(loss)	(2,589)	828
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	570	(342)
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Cash Utilized For Hedge Book Settlements		0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	1,916	(588)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Cash outflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced	0	0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	103	102
Repayments of debt	0	0
Issuance of stock	0	0
Share issue expenses		0
Proceeds from debt	0	0
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	103	102
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - September 30,	$ 0	$ 0